Inventories - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Finished goods are net of valuation reserves	$ 435,927	$ 935,866	$ 220,254
Raw materials are net of valuation reserves	$ 2,872,977	$ 2,872,977